EXHIBIT 99.1

MONTHLY SERVICER’S CERTIFICATE

CARMAX BUSINESS SERVICES, LLC

CARMAX AUTO OWNER TRUST

SERIES 2011-2

Collection Period			11/01/11-11/30/11
Determination Date			12/9/2011
Distribution Date			12/15/2011

Pool Balance

1. Pool Balance on the close of the last day of the preceding Collection Period			$614,781,479.26
2. Collections allocable to Principal			$17,032,515.97
3. Purchase Amount allocable to Principal			$0.00
4. Defaulted Receivables			$124,308.56

5. Pool Balance on the close of the last day of the related Collection Period (Ln1 - Ln2 - Ln3 - Ln4)			$597,624,654.73

6. Total number of Receivables outstanding on the close of the last day of the related Collection Period			39,000

7. Initial Pool Balance			$650,000,011.61

	Beginning	End
8. Note Balances	of Period	of Period
a. Class A-1 Note Balance	$66,633,664.47		$49,648,408.18
b. Class A-2 Note Balance	$213,000,000.00		$213,000,000.00
c. Class A-3 Note Balance	$166,000,000.00		$166,000,000.00
d. Class A-4 Note Balance	$128,222,000.00		$128,222,000.00
e. Class B Note Balance	$12,026,000.00		$12,026,000.00
f. Class C Note Balance	$14,951,000.00		$14,951,000.00
g. Class D Note Balance	$7,801,000.00		$7,801,000.00

h. Note Balance (sum a - g)	$608,633,664.47		$591,648,408.18

9. Pool Factors
a. Class A-1 Note Pool Factor	0.6169784		0.4597075
b. Class A-2 Note Pool Factor	1.0000000		1.0000000
c. Class A-3 Note Pool Factor	1.0000000		1.0000000
d. Class A-4 Note Pool Factor	1.0000000		1.0000000
e. Class B Note Pool Factor	1.0000000		1.0000000
f. Class C Note Pool Factor	1.0000000		1.0000000
g. Class D Note Pool Factor	1.0000000		1.0000000

h. Note Pool Factor	0.9363595		0.9102283

10. Overcollateralization Target Amount			$5,976,246.55
11. Current overcollateralization amount (Pool Balance - Note Balance)			$5,976,246.55
12. Weighted Average Coupon		%	8.93%
13. Weighted Average Original Term		months	65.57
14. Weighted Average Remaining Term		months	57.20

Collections

15. Finance Charges:
a. Collections allocable to Finance Charge			$4,539,930.49
b. Liquidation Proceeds allocable to Finance Charge			$0.00
c. Purchase Amount allocable to Finance Charge			$0.00

d. Available Finance Charge Collections (sum a - c)			$4,539,930.49

16. Principal:
a. Collections allocable to Principal			$17,032,515.97
b. Liquidation Proceeds allocable to Principal			$70,761.66
c. Purchase Amount allocable to Principal			$0.00

d. Available Principal Collections (sum a - c)			$17,103,277.63

17. Total Finance Charge and Principal Collections (15d+16d)			$21,643,208.12
18. Interest Income from Collection Account			$1,617.28
19. Simple Interest Advances			$0.00

20. Available Collections (Ln17+18+19)			$21,644,825.40

Available Funds

21. Available Collections	$21,644,825.40
22. Reserve Account Draw Amount	$0.00

23. Available Funds	$21,644,825.40

Application of Available Funds

24. Servicing Fee
a. Monthly Servicing Fee	$512,317.90
b. Amount Unpaid from Prior Months	$0.00
c. Amount Paid	$512,317.90

d. Shortfall Amount (a + b - c)	$0.00

25. Unreimbursed Servicer Advances	$0.00

26. Backup Servicing Fees and Unpaid Transition Expenses
a. Monthly Servicing Fee	$3,842.38
b. Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
c. Other Unpaid Backup Servicing Fees	$0.00
d. Amount Paid	$3,842.38

e. Shortfall Amount (a + b + c - d)	$0.00

27. Class A Noteholder Interest Amounts
a. Class A-1 Monthly Interest	$17,273.11
b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00

d. Total Class A-1 Note Interest (sum a - c)	$17,273.11
e. Class A-2 Monthly Interest	$120,700.00
f. Additional Note Interest related to Class A-2 Monthly Interest	$0.00
g. Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00

h. Total Class A-2 Note Interest (sum e - g)	$120,700.00
i. Class A-3 Monthly Interest	$125,883.33
j. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
k. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00

l. Total Class A-3 Note Interest (sum i - k)	$125,883.33
m. Class A-4 Monthly Interest	$144,249.75
n. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
o. Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00

p. Total Class A-4 Note Interest (sum m - o)	$144,249.75

28. Priority Principal Distributable Amount	$0.00

29. Class B Noteholder Interest Amount
a. Class B Monthly Interest	$20,845.07
b. Additional Note Interest related to Class B Monthly Interest	$0.00
c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00

d. Total Class B Note Interest (sum a - c)	$20,845.07

30. Secondary Principal Distributable Amount	$0.00

31. Class C Noteholder Interest Amount
a. Class C Monthly Interest	$32,643.02
b. Additional Note Interest related to Class C Monthly Interest	$0.00
c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00

d. Total Class C Note Interest (sum a - c)	$32,643.02

32. Tertiary Principal Distributable Amount	$3,208,009.74

33. Class D Noteholder Interest Amount
a. Class D Monthly Interest	$23,468.01
b. Additional Note Interest related to Class D Monthly Interest	$0.00
c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00

d. Total Class D Note Interest (sum a - c)	$23,468.01

34. Quaternary Principal Distributable Amount	$7,801,000.00

35. Required Payment Amount (Ln 24 + Ln 26 + (sum of Ln 27 through Ln 34))	$12,010,232.31

36. Reserve Account Deficiency	$0.00

37. Regular Principal Distributable Amount	$5,976,246.55

38. Remaining Unpaid Servicer Transition Expenses, if any	$0.00

39. Additional Servicing Fees, if any	$0.00

40. Remaining Unpaid Backup Servicer Indemnity Amounts, if any	$0.00

Collection Account Activity

41. Deposits
a. Total Daily Deposits of Finance Charge Collections	$4,539,930.49
b. Total Daily Deposits of Principal Collections	$17,103,277.63
c. Withdrawal from Reserve Account	$0.00
d. Interest Income	$1,617.28

e. Total Deposits to Collection Account (sum a - d)	$21,644,825.40

42. Withdrawals
a. Servicing Fee and Unreimbursed Servicer Advances	$512,317.90
b. Backup Servicing Fee and Unreimbursed Backup Servicer Advances	$3,842.38
c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$17,470,318.58
d. Deposit to Reserve Account	$0.00
e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$3,658,346.54

f. Total Withdrawals from Collection Account (sum a - e)	$21,644,825.40

Note Payment Account Activity

43. Deposits
a. Class A-1 Interest Distribution	$17,273.11
b. Class A-2 Interest Distribution	$120,700.00
c. Class A-3 Interest Distribution	$125,883.33
d. Class A-4 Interest Distribution	$144,249.75
e. Class B Interest Distribution	$20,845.07
f. Class C Interest Distribution	$32,643.02
g. Class D Interest Distribution	$23,468.01

h. Class A-1 Principal Distribution	$16,985,256.29
i. Class A-2 Principal Distribution	$0.00
j. Class A-3 Principal Distribution	$0.00
k. Class A-4 Principal Distribution	$0.00
l. Class B Principal Distribution	$0.00
m. Class C Principal Distribution	$0.00
n. Class D Principal Distribution	$0.00

o. Total Deposits to Note Payment Account (sum a - n)	$17,470,318.58

44. Withdrawals
a. Class A-1 Distribution	$17,002,529.40
b. Class A-2 Distribution	$120,700.00
c. Class A-3 Distribution	$125,883.33
d. Class A-4 Distribution	$144,249.75
e. Class B Distribution	$20,845.07
f. Class C Distribution	$32,643.02
g. Class D Distribution	$23,468.01

h. Total Withdrawals from Note Payment Account (sum a - g)	$17,470,318.58

Certificate Payment Account Activity

45. Deposits
a. Excess Collections	$3,658,346.54
b. Reserve Account surplus (Ln 55)	$137.70

c. Total Deposits to Certificate Payment Account (sum a - b)	$3,658,484.24
46. Withdrawals
a. Certificateholder Distribution	$3,658,484.24

b. Total Withdrawals from Certificate Payment Account	$3,658,484.24

Required Reserve Account Amount

47. Lesser of: (a or b)
a. $1,625,000.00	$1,625,000.00
b. Note Balance	$591,648,408.18

48. Required Reserve Account Amount	$1,625,000.00

Reserve Account Reconciliation

49. Beginning Balance (as of end of preceding Distribution Date)	$1,625,000.00
50. Investment Earnings	$137.70
51. Reserve Account Draw Amount	$0.00

52. Reserve Account Amount (Ln 49 + Ln 50 - Ln 51)	$1,625,137.70
53. Deposit from Available Funds (Ln 42d)	$0.00
54. If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
55. Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 54 exist	$137.70

56. Ending Balance (Ln52 + Ln53 - Ln54 - Ln55)	$1,625,000.00
57. Reserve Account Deficiency (Ln48 - Ln56)	$0.00

Instructions to the Trustee

58. Amount to be deposited from the Reserve Account into the Collection Account	$0.00
59. Amount to be paid to Servicer from the Collection Account	$512,317.90
60. Amount to be paid to Backup Servicer from the Collection Account	$3,842.38
61. Amount to be deposited from the Collection Account into the Note Payment Account	$17,470,318.58
62. Amount to be deposited from the Collection Account into the Certificate Payment Account	$3,658,346.54
63. Amount to be deposited from the Collection Account into the Reserve Account	$0.00
64. Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
a. the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
b. the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists	$137.70
65. Amount to be paid to Class A-1 Noteholders from the Note Payment Account	$17,002,529.40
66. Amount to be paid to Class A-2 Noteholders from the Note Payment Account	$120,700.00
67. Amount to be paid to Class A-3 Noteholders from the Note Payment Account	$125,883.33
68. Amount to be paid to Class A-4 Noteholders from the Note Payment Account	$144,249.75
69. Amount to be paid to Class B Noteholders from the Note Payment Account	$20,845.07
70. Amount to be paid to Class C Noteholders from the Note Payment Account	$32,643.02
71. Amount to be paid to Class D Noteholders from the Note Payment Account	$23,468.01
72. Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus	$3,658,484.24

Net Loss and Delinquency Activity

73. Net Losses with respect to preceding Collection Period		$53,546.90
74. Cumulative Net Losses		$59,380.12
75. Cumulative Net Loss Percentage		0.0091%

76. Delinquency Analysis	Number of Loans	Principal Balance
a. 31 to 60 days past due	503	$6,744,198.27
b. 61 to 90 days past due	104	$1,572,676.15
c. 91 or more days past due	38	$638,639.98

d. Total Past Due (sum a-c)	645	8,955,514.40

Servicer Covenant

77. CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter		$2,542,141,000.00
78. Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?		Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on December 09, 2011.

CARMAX BUSINESS SERVICES, LLC
As Servicer

By:	/s/ Thomas W. Reedy
Name:	Thomas W. Reedy
Title:	Sr. Vice President, Chief Financial Officer & Treasurer